Vert Global Sustainable Real Estate Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of
	Shares	Value
REITS - 99.4%
Diversified REITs - 8.5%
Activia Properties, Inc.	111	386,971
Alexander & Baldwin, Inc.	12,405	287,672
American Assets Trust, Inc.	8,731	330,818
Charter Hall Long Wale REIT	109,828	435,647
Cofinimmo SA	6,036	879,061
Covivio	10,104	804,121
CROMWELL EU REIT	46,919	118,342
Dream Impact Trust (a)	8,300	41,163
Empire State Realty Trust, Inc.	26,704	262,233
Gecina SA	7,851	989,454
Goodman Property Trust	197,541	322,577
GPT Group	345,031	1,330,894
Growthpoint Properties Australia Ltd.	57,094	186,302
Growthpoint Properties Ltd.	672,051	676,995
Hulic Reit, Inc.	239	326,512
ICADE	5,733	368,838
Land Securities Group PLC	145,072	1,488,407
Lar Espana Real Estate Socimi SA	7,067	38,637
LondonMetric Property PLC	167,046	604,221
Mirvac Group	715,222	1,326,208
Morguard Real Estate Investment Trust (a)	4,903	21,061
NIPPON REIT Investment Corp.	78	244,760
Nomura Real Estate Master Fund, Inc.	770	1,017,869
Premier Investment Corp.	251	331,661
Redefine Properties Ltd.	1,141,199	360,810
Schroder Real Estate Investment Trust Ltd.	92,182	69,709
Sekisui House Reit, Inc.	803	531,252
Stockland	429,973	1,362,588
Suntec Real Estate Investment Trust	353,500	454,558
		15,599,341
Health Care REITs - 9.3%
Aedifica SA	5,315	668,395
Healthpeak Properties, Inc.	97,504	3,347,312
Physicians Realty Trust	40,026	702,056
Ventas, Inc.	72,682	4,488,840
Welltower, Inc.	81,310	7,817,144
		17,023,747
Hotel & Resort REITs - 2.7%
Ascott Residence Trust	320,500	266,010
DiamondRock Hospitality Co. (a)	39,023	394,132
Hersha Hospitality Trust (a)	5,877	53,363
Hoshino Resorts REIT, Inc.	36	201,576
Host Hotels & Resorts, Inc. (a)	129,115	2,508,704
Japan Hotel REIT Investment Corp.	757	385,938
Mori Trust Hotel Reit, Inc.	56	58,072
Pebblebrook Hotel Trust	23,353	571,681
RLJ Lodging Trust	29,743	418,781
		4,858,257
Industrial REITs - 19.2%
Americold Realty Trust	47,673	1,329,123
Ascendas Real Estate Investment Trust	604,400	1,302,378
Dream Industrial Real Estate Investment Trust (a)	20,787	268,369
Duke Realty Corp.	69,350	4,026,461
Frasers Logistics & Industrial Trust	488,100	523,506
GLP J-Reit	895	1,359,954
Goodman Group	305,302	5,189,081
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,467	733,600
Industrial & Infrastructure Fund Investment Corp.	346	524,214
Japan Logistics Fund, Inc.	160	416,472
LaSalle Logiport REIT	331	476,093
Mitsubishi Estate Logistics REIT Investment Corp.	71	276,223
Nippon Prologis REIT, Inc.	384	1,121,224
PLA Administradora Industrial S de RL de CV	145,010	202,970
Prologis Property Mexico SA de CV	87,344	228,965
Prologis, Inc.	56,362	9,101,336
Rexford Industrial Realty, Inc.	28,777	2,146,477
Segro PLC	214,898	3,777,692
STAG Industrial, Inc.	31,773	1,313,814
Tritax Big Box REIT PLC	273,701	866,622
		35,184,574
Office REITs - 12.6%
Alexandria Real Estate Equities, Inc.	27,684	5,571,405
Befimmo SA	3,528	184,533
Boston Properties, Inc.	27,078	3,487,646
Cromwell Property Group	279,924	173,202
Derwent London PLC	23,534	987,867
Dexus	193,730	1,581,357
Dream Office Real Estate Investment Trust (a)	5,900	131,531
Franklin Street Properties Corp.	18,517	109,250
Great Portland Estates PLC	43,051	399,779
Hibernia REIT PLC	94,393	168,747
Hudson Pacific Properties, Inc.	26,874	745,753
Inmobiliaria Colonial Socimi SA	60,451	551,067
Japan Excellent, Inc.	203	224,736
Japan Real Estate Investment Corp.	217	1,136,563
JBG SMITH Properties	20,740	606,023
Kilroy Realty Corp.	18,804	1,437,002
Manulife US Real Estate Investment Trust	282,409	190,303
McKay Securities PLC	11,835	46,356
Nippon Building Fund, Inc.	279	1,582,718
Orix JREIT, Inc.	447	606,191
Paramount Group, Inc.	29,570	322,609
Precinct Properties New Zealand Ltd.	247,020	268,217
SL Green Realty Corp.	11,965	971,319
Societe de la Tour Eiffel	402	11,883
Vornado Realty Trust	29,172	1,322,075
Workspace Group PLC	21,942	195,982
		23,014,114
Residential REITs - 13.4%
Advance Residence Investment Corp.	293	826,969
AvalonBay Communities, Inc.	25,100	6,234,087
Boardwalk Real Estate (a)	4,100	192,808
Comforia Residential REIT, Inc.	120	323,310
Equity LifeStyle Properties, Inc.	31,822	2,433,747
Equity Residential	64,945	5,839,854
Home Reit PLC	108,795	177,218
Killam Apartment Real Estate Investment Trust (a)	11,300	193,614
Nippon Accommodations Fund, Inc.	73	383,769
Sun Communities, Inc.	21,093	3,697,392
The UNITE Group PLC (c)	54,273	822,095
UDR, Inc.	57,542	3,301,185
UMH Properties, Inc.	8,904	218,949
		24,644,997
Retail REITs - 15.1%
Alexander's, Inc.	413	105,823
Altarea SCA	865	147,480
British Land Comany PLC	181,337	1,255,549
Capital & Counties Properties PLC	108,182	246,865
CapitaLand Mall Trust	918,212	1,519,035
Carmila SA	6,091	95,914
Charter Hall Retail REIT	92,390	289,697
Eurocommercial Properties NV	5,405	148,178
Federal Realty Investment Trust	13,216	1,613,277
First Capital Real Estate Investment Trust (a)	17,325	248,757
Frasers Centrepoint Trust	182,200	326,974
Hammerson	656,153	284,617
Japan Retail Fund Investment Corp.	1,302	1,098,632
Kimco Realty Corp.	111,585	2,756,150
Kiwi Property Group Ltd.	288,023	219,095
Klepierre SA	34,964	930,890
Lendlease Global Commercial REIT	129,400	73,776
Macerich Co.	38,663	604,689
Mercialys SA	12,898	127,821
Regency Centers Corp.	27,603	1,969,198
RioCan Real Estate Investment Trust	30,613	617,819
Scentre Group	922,548	2,097,562
Shaftesbury PLC	28,404	229,201
Simon Property Group, Inc.	59,942	7,885,970
Unibail-Rodamco-Westfield (a)	22,550	1,689,168
Vastned Belgium NV	234	8,611
Vastned Retail NV	2,359	70,801
Vicinity Centres	688,574	955,504
Wereldhave Belgium Comm VA	447	30,016
Wereldhave NV	5,552	108,206
		27,755,275
Specialized REITs - 18.6%
American Tower Corp.	35,969	9,036,132
Big Yellow Group PLC	31,496	634,963
Charter Hall Social Infrastructure REIT	54,551	159,659
Digital Realty Trust, Inc.	51,879	7,356,442
Equinix, Inc.	12,020	8,914,272
Extra Space Storage, Inc.	24,432	5,023,219
Iron Mountain, Inc.	52,412	2,904,149
		34,028,836
TOTAL REITS (Cost $158,240,371)		182,109,141

RIGHTS - 0.0%
Lendlease Global Commercial REIT (a)(c)	37,526	1,460
TOTAL RIGHTS (Cost $2,491)		1,460

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
STIT - Government & Agency Portfolio 0.26% (b)	224,533	224,533
TOTAL SHORT-TERM INVESTMENT (Cost $224,533)		224,533
TOTAL INVESTMENTS (Cost $158,467,395) - 99.5%		182,335,134
Other Assets in Excess of Liabilities - 0.5%		953,821
TOTAL NET ASSETS - 100.00%		$183,288,955

	Percentages are stated as a percent of net assets.

	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
(a)	Non-income producing security
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2022.
(c)	Security valued at fair value using methods determined in good faith by members of the
	Valuation Committee by following procedures approved by the Board.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
	Global Fund Services.

	Country Allocation of Portfolio Assets*
	United States	67.9%
	Australia	8.2%
	Japan	7.6%
	United Kingdom	6.5%
	France	2.8%
	Singapore	2.6%
	Belgium	1.0%
	Canada	0.9%
	South Africa	0.6%
	New Zealand	0.4%
	Spain	0.3%
	Mexico	0.2%
	Netherlands	0.2%
	Ireland	0.1%
	Guernsey	0.1%
	Short-Term Investments and Other	0.6%

	* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at March 31, 2022 (Unaudited)

    The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and signifcant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$2,099,094	$13,500,247	$-	$15,599,341
Health Care REITs	16,355,352	668,395	-	17,023,747
Hotel & Resort REITs	3,946,661	911,596	-	4,858,257
Industrial REITs	19,351,115	15,833,459	-	35,184,574
Office REITs	14,873,360	8,140,754	-	23,014,114
Residential REITs	22,672,623	1,972,374	-	24,644,997
Retail REITs	16,116,316	11,638,959	-	27,755,275
Specialized REITs	33,234,214	794,622	-	34,028,836
Total REITs	128,648,735	53,460,406	-	182,109,141
Rights	-	-	1,460	1,460
Short-Term Investments	224,533	-	-	224,533
Total Investments in Securities	$128,873,268	$53,460,406	$1,460	$182,335,134

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights, at Value
Balance as of June 30, 2021	-
Purchases	2,011
(Sales proceeds and/or rights exercised)	-
Accrued discounts/premiums, net	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(551)
Transfer in and/or (out) of Level 3	-
Balance as of March 31, 2022	$1,460